Organization and Business Description (Q1) (Details)			3 Months Ended	12 Months Ended
	Mar. 16, 2020 shares	Oct. 31, 2019 shares	Mar. 31, 2020 Firm	Dec. 31, 2019 Firm
Organization and Business Description [Abstract]
Number of NYSE member firms through which all securities transactions are cleared | Firm			3	3
Associated Capital Group [Member]
Organization and Business Description [Abstract]
Shares to be distributed to shareholders in spin-off (in shares)	50,000,000
Morgan Group, Inc. [Member]
Organization and Business Description [Abstract]
Stock acquired (in shares)		50,000,000
Morgan Group, Inc. [Member] | Associated Capital Group [Member]
Organization and Business Description [Abstract]
Ownership interest		100.00%
G.research, LLC [Member] | Associated Capital Group [Member]
Organization and Business Description [Abstract]
Stock acquired (in shares)		50,000,000
G.research, LLC [Member] | Morgan Group, Inc. [Member]
Organization and Business Description [Abstract]
Stock acquired (in shares)		50,000,000
G.research, LLC [Member] | Morgan Group, Inc. [Member] | Associated Capital Group [Member]
Organization and Business Description [Abstract]
Ownership interest		83.30%